Vessels - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) Vessel	Dec. 31, 2016 USD ($) Vessel
Property Plant And Equipment [Line Items]
Net sale proceeds from vessel disposals	$ 0	$ 37,091,000	$ 12,078,000
Gain (Loss) on disposition	0	13,604,000	(31,876,000)
Vessel impairments	0	0	$ 285,195,000
Number of vessels held for use | Vessel			16
Vessels under construction [Member]
Property Plant And Equipment [Line Items]
Interest costs capitalized to vessels under construction	$ 769,000	9,757,000
Seaspan Alps, Seaspan Kenya, Seaspan Mourne and Seaspan Grouse [Member]
Property Plant And Equipment [Line Items]
Net sale proceeds from vessel disposals		37,100,000
Gain (Loss) on disposition		$ 13,604,000
4250 TEU Vessels [Member]
Property Plant And Equipment [Line Items]
Number of vessels sold | Vessel		4
Number of vessels held for use | Vessel			4
Seaspan Excellence and Seaspan Efficiency [Member]
Property Plant And Equipment [Line Items]
Net sale proceeds from vessel disposals			$ 12,078,000
Gain (Loss) on disposition			$ (31,876,000)
4600 TEU Vessels [Member]
Property Plant And Equipment [Line Items]
Number of vessels sold | Vessel			2
3500 TEU Vessels [Member]
Property Plant And Equipment [Line Items]
Number of vessels held for use | Vessel			2
2500 TEU Vessels [Member]
Property Plant And Equipment [Line Items]
Number of vessels held for use | Vessel			10